Accrued Liabilities	12 Months Ended
Jan. 31, 2025
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	January 31,	January 31,
	2025	2024
Accrued compensation and benefits	55,105	43,075
Accrued contingent acquisition consideration	8,674	35,146
Accrued professional fees	1,823	1,577
Other accrued liabilities	14,054	12,026
	79,656	91,824

Other accrued liabilities include accrued expenses related to third-party resellers and royalties, suppliers, and accrued restructuring charges.